Operating costs	12 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Operating costs
3. Operating costs

	2021 £ million	2020 £ million	2019 £ million
Excise duties	6,420	5,945	6,427
Cost of sales	5,038	4,654	4,866
Marketing	2,163	1,841	2,042
Other operating items	1,801	3,120	1,917
	15,422	15,560	15,252
Comprising:
Excise duties
Great Britain	1,018	930	898
United States	589	585	587
India	2,127	1,927	2,202
Other	2,686	2,503	2,740
Increase in inventories	(293)	(275)	(446)
Raw materials and consumables	3,126	2,842	3,007
Marketing	2,163	1,841	2,042
Other external charges	1,978	2,044	2,285
Staff costs	1,586	1,404	1,580
Depreciation, amortisation and impairment	447	1,839	374
Gains on disposal of properties	(1)	(2)	(5)
Net foreign exchange losses/(gains)	22	15	(7)
Other operating income	(26)	(93)	(5)
	15,422	15,560	15,252
(a) Other external charges
Other external charges include research and development expenditure in respect of new drinks products and package design of £40 million (2020 – £34 million; 2019 – £35 million) and maintenance and repairs of £107 million (2020 – £105 million; 2019 – £103 million).
(b) Auditor fees
Other external charges include the fees of the principal auditor of the group, PricewaterhouseCoopers LLP and its affiliates (PwC) and are analysed below.

	2021 £ million	2020 £ million	2019 £ million
Audit of these financial statements	3.8	5.3	3.8
Audit of financial statements of subsidiaries	4.4	3.6	3.4
Audit related assurance services(i)	2.6	2.4	1.6
Total audit fees (Audit fees)	10.8	11.3	8.8
Other assurance services (Audit related fees)(ii)	0.8	0.8	0.7
All other non-audit fees (All other fees)	—	—	0.2
	11.6	12.1	9.7
(i)    Audit related assurance services are in respect of reporting under section 404 of the US Sarbanes-Oxley Act and the review of the interim financial information.
(ii)    Other assurance services comprise the aggregate fees for assurance and related services that are not reported under ‘total audit fees’.
(1)     Disclosure requirements for auditor fees in the United States are different from those required in the United Kingdom. The terminology by category required in the United States is disclosed in brackets in the above table. All figures are the same for the disclosures in the United Kingdom and the United States apart from £0.4 million (2020 – £0.4 million; 2019 – £0.4 million) of the cost in respect of the review of the interim financial information which would be included in audit related fees in the United States rather than audit fees.

Audit services provided by firms other than PwC for the year ended 30 June 2021 were £0.1 million (2020 – £0.1 million; 2019 – £0.1 million). Further PwC fees for audit services in respect of employee pension plans were £0.2 million for the year ended 30 June 2021 (2020 – £0.3 million; 2019 – £0.3 million).
(c) Staff costs and average number of employees

	2021 £ million	2020 £ million	2019 £ million
Aggregate remuneration
Wages and salaries	1,336	1,251	1,344
Share-based incentive plans	50	3	50
Employer’s social security	83	79	96
Employer’s pension
Defined benefit plans	82	37	61
Defined contribution plans	25	24	19
Other post employment plans	10	10	10
	1,586	1,404	1,580

The average number of employees on a full time equivalent basis (excluding employees of associates and joint ventures) was as follows:

	2021	2020	2019
North America	2,616	2,466	2,410
Europe and Turkey	3,267	3,350	3,609
Africa	4,016	4,003	4,338
Latin America and Caribbean	1,505	1,549	1,610
Asia Pacific	6,474	6,559	7,038
SC&P	5,085	4,908	4,919
Corporate and other	4,687	4,940	4,496
	27,650	27,775	28,420
At 30 June 2021 the group had, on a full time equivalent basis, 27,783 (2020 – 27,788; 2019 – 28,150) employees. The average number of employees of the group, including part time employees, for the year was 28,025 (2020 – 28,490; 2019 – 29,402
(d) Exceptional operating items
Included in other operating items are the following:

	2021 £ million	2020 £ million	2019 £ million
Staff costs
Guaranteed minimum pension equalisation charge	5	—	21
Other external charges	13	95	53
Other operating income	(3)	(83)	—
Depreciation, amortisation and impairment
Brand, goodwill, tangible and other assets impairment	—	1,345	—
Total exceptional operating items (note 4)	15	1,357	74